Financial Instruments - Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Nov. 01, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value				$ 6,241
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 20,260	$ 18,899	$ 12,994
Change in Fair value	(746)	235	(122)
Cumulative change in FV	$ (547)	$ 199	$ (574)